Other Financial Liabilities - Summary of Identification of Bank Borrowings by Company (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2016
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 336,937	$ 236,220		$ 264,900
Non-current, Maturity	1,164,786	728,625		327,568
Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	143,411	57,403		123,817
More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	193,526	178,819		141,083
One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	557,942	247,539		105,988
Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	375,985	267,419		114,662
Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	156,634	121,763		55,705
Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	46,565	50,971		12,803
Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 27,660	$ 40,933		38,410
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Citibank [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.13%	3.53%
Nominal Interest Rate	4.12%	3.52%
Amortization	At Maturity	At Maturity
Current, Maturity	$ 37,854	$ 294
Non-current, Maturity		38,398
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Citibank [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	778	294
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Citibank [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 37,076
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Citibank [Member] | One to two years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 38,398
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Banco Santander [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	3.37%	2.85%
Nominal Interest Rate	3.36%	2.85%
Amortization	At Maturity	At Maturity
Current, Maturity	$ 708	$ 661
Non-current, Maturity	75,938	76,092
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Banco Santander [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	708	661
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Banco Santander [Member] | One to two years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 75,938
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Banco Santander [Member] | Two to three years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 76,092
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	10.57%	11.67%
Nominal Interest Rate	10.51%	11.40%
Amortization	Monthly	Monthly
Current, Maturity	$ 52,414	$ 56,229
Non-current, Maturity	100,849	147,588
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bndes [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	20,080	17,535
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bndes [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	32,334	38,694
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bndes [Member] | One to two years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	39,121	45,560
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bndes [Member] | Two to three years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	31,839	39,527
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bndes [Member] | Three to four years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	22,490	32,201
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bndes [Member] | Four to five years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	4,410	22,776
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bndes [Member] | Over five years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 2,989	$ 7,524
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Banco Itau [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.29%
Nominal Interest Rate	4.28%
Amortization	At Maturity
Current, Maturity	$ 1,594
Non-current, Maturity	75,512
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Banco Itau [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,594
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Banco Itau [Member] | Three to four years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 75,512
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bndes Two [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	10.83%
Nominal Interest Rate	9.86%
Amortization	Monthly
Current, Maturity	$ 7,860
Non-current, Maturity	119,572
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bndes Two [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	966
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bndes Two [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	6,894
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bndes Two [Member] | One to two years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	31,042
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bndes Two [Member] | Two to three years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	31,042
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bndes Two [Member] | Three to four years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	31,042
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bndes Two [Member] | Four to five years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 26,446
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Banco do Brazil [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate			13.58%
Nominal Interest Rate			13.71%
Amortization			At Maturity
Current, Maturity				565
Non-current, Maturity				32,805
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Banco do Brazil [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				565
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Banco do Brazil [Member] | One to two years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				10,935
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Banco do Brazil [Member] | Two to three years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				10,935
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Banco do Brazil [Member] | Three to four years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				10,935
Codensa [Member] | Colombia [Member] | Bank of Tokyo [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	8.49%	8.49%
Nominal Interest Rate	8.32%	8.32%
Amortization	At Maturity	At Maturity
Current, Maturity	$ 1,626	$ 1,597
Non-current, Maturity	66,996	66,445
Codensa [Member] | Colombia [Member] | Bank of Tokyo [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,626	1,597
Codensa [Member] | Colombia [Member] | Bank of Tokyo [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 66,996
Codensa [Member] | Colombia [Member] | Bank of Tokyo [Member] | Two to three years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 66,445
Codensa [Member] | Colombia [Member] | Bank of Tokyo Two [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	9.01%	9.01%
Nominal Interest Rate	8.82%	8.82%
Amortization	At Maturity	At Maturity
Current, Maturity	$ 279	$ 264
Non-current, Maturity	54,266	53,821
Codensa [Member] | Colombia [Member] | Bank of Tokyo Two [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		264
Codensa [Member] | Colombia [Member] | Bank of Tokyo Two [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	279
Codensa [Member] | Colombia [Member] | Bank of Tokyo Two [Member] | Two to three years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 54,266
Codensa [Member] | Colombia [Member] | Bank of Tokyo Two [Member] | Three to four years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 53,821
Codensa [Member] | Colombia [Member] | Banco de Bogota S.A. [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.72%
Nominal Interest Rate	7.46%
Amortization	Quarterly
Current, Maturity	$ 3,298
Non-current, Maturity	722
Codensa [Member] | Colombia [Member] | Banco de Bogota S.A. [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	836
Codensa [Member] | Colombia [Member] | Banco de Bogota S.A. [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2,462
Codensa [Member] | Colombia [Member] | Banco de Bogota S.A. [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 722
Codensa [Member] | Colombia [Member] | Banco AV Villas [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.50%	9.24%
Nominal Interest Rate	7.26%	8.87%
Amortization	Quarterly	Quarterly
Current, Maturity	$ 1,680	$ 1,796
Non-current, Maturity	368	1,789
Codensa [Member] | Colombia [Member] | Banco AV Villas [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	424	433
Codensa [Member] | Colombia [Member] | Banco AV Villas [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,256	1,363
Codensa [Member] | Colombia [Member] | Banco AV Villas [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 368	1,374
Codensa [Member] | Colombia [Member] | Banco AV Villas [Member] | Two to three years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 415
Codensa [Member] | Colombia [Member] | Banco Popular [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.45%	9.13%
Nominal Interest Rate	7.25%	8.77%
Amortization	Quarterly	Quarterly
Current, Maturity	$ 905	$ 949
Non-current, Maturity	556	1,263
Codensa [Member] | Colombia [Member] | Banco Popular [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	277	249
Codensa [Member] | Colombia [Member] | Banco Popular [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	628	700
Codensa [Member] | Colombia [Member] | Banco Popular [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 556	640
Codensa [Member] | Colombia [Member] | Banco Popular [Member] | Two to three years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 623
Codensa [Member] | Colombia [Member] | Banco Popular [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.44%	9.20%
Nominal Interest Rate	7.24%	8.83%
Amortization	Quarterly	Quarterly
Current, Maturity	$ 1,792	$ 1,900
Non-current, Maturity	1,452	2,828
Codensa [Member] | Colombia [Member] | Banco Popular [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	536	452
Codensa [Member] | Colombia [Member] | Banco Popular [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,256	1,448
Codensa [Member] | Colombia [Member] | Banco Popular [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 1,452	1,167
Codensa [Member] | Colombia [Member] | Banco Popular [Member] | Two to three years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 1,661
Codensa [Member] | Colombia [Member] | BBVA [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.21%	7.73%
Nominal Interest Rate	6.07%	7.47%
Amortization	Quarterly	Quarterly
Current, Maturity	$ 357	$ 370
Non-current, Maturity	353	616
Codensa [Member] | Colombia [Member] | BBVA [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	112	96
Codensa [Member] | Colombia [Member] | BBVA [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	245	274
Codensa [Member] | Colombia [Member] | BBVA [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	282	211
Codensa [Member] | Colombia [Member] | BBVA [Member] | Two to three years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 71	324
Codensa [Member] | Colombia [Member] | BBVA [Member] | Three to four years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 81
Codensa [Member] | Colombia [Member] | BBVA Two [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.10%	7.85%
Nominal Interest Rate	5.97%	7.58%
Amortization	Quarterly	Quarterly
Current, Maturity	$ 303	$ 317
Non-current, Maturity	303	527
Codensa [Member] | Colombia [Member] | BBVA Two [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	91	77
Codensa [Member] | Colombia [Member] | BBVA Two [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	212	240
Codensa [Member] | Colombia [Member] | BBVA Two [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	242	177
Codensa [Member] | Colombia [Member] | BBVA Two [Member] | Two to three years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 61	280
Codensa [Member] | Colombia [Member] | BBVA Two [Member] | Three to four years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 70
Codensa [Member] | Colombia [Member] | BBVA Three [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.96%	7.66%
Nominal Interest Rate	5.83%	7.40%
Amortization	Quarterly	Quarterly
Current, Maturity	$ 163	$ 172
Non-current, Maturity	165	286
Codensa [Member] | Colombia [Member] | BBVA Three [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	46	39
Codensa [Member] | Colombia [Member] | BBVA Three [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	117	133
Codensa [Member] | Colombia [Member] | BBVA Three [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	132	55
Codensa [Member] | Colombia [Member] | BBVA Three [Member] | Two to three years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 33	154
Codensa [Member] | Colombia [Member] | BBVA Three [Member] | Three to four years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 77
Codensa [Member] | Colombia [Member] | BBVA Four [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.21%	7.73%
Nominal Interest Rate	6.07%	7.47%
Amortization	Quarterly	Quarterly
Current, Maturity	$ 604	$ 625
Non-current, Maturity	699	1,128
Codensa [Member] | Colombia [Member] | BBVA Four [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	197	162
Codensa [Member] | Colombia [Member] | BBVA Four [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	407	463
Codensa [Member] | Colombia [Member] | BBVA Four [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	466	321
Codensa [Member] | Colombia [Member] | BBVA Four [Member] | Two to three years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 233	538
Codensa [Member] | Colombia [Member] | BBVA Four [Member] | Three to four years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 269
Codensa [Member] | Colombia [Member] | BBVA Five [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.07%	7.85%
Nominal Interest Rate	5.94%	7.58%
Amortization	Quarterly	Quarterly
Current, Maturity	$ 389	$ 408
Non-current, Maturity	456	736
Codensa [Member] | Colombia [Member] | BBVA Five [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	121	99
Codensa [Member] | Colombia [Member] | BBVA Five [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	268	309
Codensa [Member] | Colombia [Member] | BBVA Five [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	304	204
Codensa [Member] | Colombia [Member] | BBVA Five [Member] | Two to three years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 152	355
Codensa [Member] | Colombia [Member] | BBVA Five [Member] | Three to four years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 177
Codensa [Member] | Colombia [Member] | BBVA Six [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.03%	7.74%
Nominal Interest Rate	5.90%	7.48%
Amortization	Quarterly	Quarterly
Current, Maturity	$ 368	$ 390
Non-current, Maturity	436	704
Codensa [Member] | Colombia [Member] | BBVA Six [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	109	88
Codensa [Member] | Colombia [Member] | BBVA Six [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	259	302
Codensa [Member] | Colombia [Member] | BBVA Six [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	291	104
Codensa [Member] | Colombia [Member] | BBVA Six [Member] | Two to three years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 145	343
Codensa [Member] | Colombia [Member] | BBVA Six [Member] | Three to four years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 257
Codensa [Member] | Colombia [Member] | BBVA Seven [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.72%	8.49%
Nominal Interest Rate	6.56%	8.18%
Amortization	Quarterly	Quarterly
Current, Maturity	$ 950	$ 1,004
Non-current, Maturity	1,564	2,199
Codensa [Member] | Colombia [Member] | BBVA Seven [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	322	219
Codensa [Member] | Colombia [Member] | BBVA Seven [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	628	785
Codensa [Member] | Colombia [Member] | BBVA Seven [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	695	330
Codensa [Member] | Colombia [Member] | BBVA Seven [Member] | Two to three years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	695	623
Codensa [Member] | Colombia [Member] | BBVA Seven [Member] | Three to four years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 174	831
Codensa [Member] | Colombia [Member] | BBVA Seven [Member] | Four to five years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 415
Codensa [Member] | Colombia [Member] | BBVA Eight [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.86%	8.39%
Nominal Interest Rate	6.69%	8.08%
Amortization	Quarterly	Quarterly
Current, Maturity	$ 474	$ 487
Non-current, Maturity	825	1,123
Codensa [Member] | Colombia [Member] | BBVA Eight [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	180	125
Codensa [Member] | Colombia [Member] | BBVA Eight [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	294	362
Codensa [Member] | Colombia [Member] | BBVA Eight [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	330	151
Codensa [Member] | Colombia [Member] | BBVA Eight [Member] | Two to three years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	330	389
Codensa [Member] | Colombia [Member] | BBVA Eight [Member] | Three to four years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 165	389
Codensa [Member] | Colombia [Member] | BBVA Eight [Member] | Four to five years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 194
Codensa [Member] | Colombia [Member] | BBVA Nine [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.75%	8.51%
Nominal Interest Rate	6.59%	8.19%
Amortization	Quarterly	Quarterly
Current, Maturity	$ 715	$ 748
Non-current, Maturity	1,263	1,720
Codensa [Member] | Colombia [Member] | BBVA Nine [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	259	174
Codensa [Member] | Colombia [Member] | BBVA Nine [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	456	574
Codensa [Member] | Colombia [Member] | BBVA Nine [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	505	215
Codensa [Member] | Colombia [Member] | BBVA Nine [Member] | Two to three years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	505	602
Codensa [Member] | Colombia [Member] | BBVA Nine [Member] | Three to four years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 253	602
Codensa [Member] | Colombia [Member] | BBVA Nine [Member] | Four to five years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 301
Codensa [Member] | Colombia [Member] | Banco Agrario [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.15%	8.91%
Nominal Interest Rate	6.97%	8.57%
Amortization	Quarterly	Quarterly
Current, Maturity	$ 2,406	$ 2,512
Non-current, Maturity	4,568	6,067
Codensa [Member] | Colombia [Member] | Banco Agrario [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	899	586
Codensa [Member] | Colombia [Member] | Banco Agrario [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,507	1,926
Codensa [Member] | Colombia [Member] | Banco Agrario [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,661	586
Codensa [Member] | Colombia [Member] | Banco Agrario [Member] | Two to three years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,661	1,993
Codensa [Member] | Colombia [Member] | Banco Agrario [Member] | Three to four years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 1,246	1,993
Codensa [Member] | Colombia [Member] | Banco Agrario [Member] | Four to five years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 1,495
Codensa [Member] | Colombia [Member] | Banco de Bogota [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		9.46%
Nominal Interest Rate		9.08%
Amortization		Quarterly
Current, Maturity		$ 3,531
Non-current, Maturity		3,512
Codensa [Member] | Colombia [Member] | Banco de Bogota [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		849
Codensa [Member] | Colombia [Member] | Banco de Bogota [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		2,682
Codensa [Member] | Colombia [Member] | Banco de Bogota [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		2,698
Codensa [Member] | Colombia [Member] | Banco de Bogota [Member] | Two to three years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 814
Chinango S.A.C. [Member] | Peru [Member] | Banco de Credito del Perú [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	3.15%	2.64%	2.64%
Nominal Interest Rate	3.05%	2.56%	2.56%
Amortization	Quarterly	Quarterly	Quarterly
Current, Maturity	$ 8,422	$ 1,201		1,191
Non-current, Maturity		25,365		26,546
Chinango S.A.C. [Member] | Peru [Member] | Banco de Credito del Perú [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 8,422	356		344
Chinango S.A.C. [Member] | Peru [Member] | Banco de Credito del Perú [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		845		847
Chinango S.A.C. [Member] | Peru [Member] | Banco de Credito del Perú [Member] | One to two years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 25,365		1,130
Chinango S.A.C. [Member] | Peru [Member] | Banco de Credito del Perú [Member] | Two to three years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				25,416
Chinango S.A.C. [Member] | Peru [Member] | Bank of Nova Scotia [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	3.52%	3.70%	3.70%
Nominal Interest Rate	3.40%	3.57%	3.57%
Amortization	Quarterly	Quarterly	Quarterly
Current, Maturity	$ 1,702	$ 2,510		2,523
Non-current, Maturity	422			2,504
Chinango S.A.C. [Member] | Peru [Member] | Bank of Nova Scotia [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	437	636		645
Chinango S.A.C. [Member] | Peru [Member] | Bank of Nova Scotia [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,265	$ 1,874		1,878
Chinango S.A.C. [Member] | Peru [Member] | Bank of Nova Scotia [Member] | One to two years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 422			2,504
Chinango S.A.C. [Member] | Peru [Member] | Bank of Nova Scotia Two [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		3.52%	3.52%
Nominal Interest Rate		3.40%	3.40%
Amortization		Quarterly	Quarterly
Current, Maturity		$ 1,711		1,727
Non-current, Maturity		2,104		3,796
Chinango S.A.C. [Member] | Peru [Member] | Bank of Nova Scotia Two [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		449		462
Chinango S.A.C. [Member] | Peru [Member] | Bank of Nova Scotia Two [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		1,262		1,265
Chinango S.A.C. [Member] | Peru [Member] | Bank of Nova Scotia Two [Member] | One to two years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,683		1,687
Chinango S.A.C. [Member] | Peru [Member] | Bank of Nova Scotia Two [Member] | Two to three years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 421		1,687
Chinango S.A.C. [Member] | Peru [Member] | Bank of Nova Scotia Two [Member] | Three to four years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				422
Enel Cien S.A. (EX Cien S.A.) [Member] | Brazil [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	9.35%
Nominal Interest Rate	8.84%
Amortization	Monthly
Current, Maturity	$ 1,635
Non-current, Maturity	2,432
Enel Cien S.A. (EX Cien S.A.) [Member] | Brazil [Member] | Bndes [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	419
Enel Cien S.A. (EX Cien S.A.) [Member] | Brazil [Member] | Bndes [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,216
Enel Cien S.A. (EX Cien S.A.) [Member] | Brazil [Member] | Bndes [Member] | One to two years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,621
Enel Cien S.A. (EX Cien S.A.) [Member] | Brazil [Member] | Bndes [Member] | Two to three years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 811
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Banco Santander [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate			13.80%
Nominal Interest Rate			15.76%
Amortization			Otra
Current, Maturity				12,737
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Banco Santander [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				12,737
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	10.79%	11.33%
Nominal Interest Rate	10.66%	11.01%
Amortization	Monthly	Monthly
Current, Maturity	$ 24,250	$ 22,820
Non-current, Maturity	52,650	73,913
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Bndes [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	8,891	7,311
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Bndes [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	15,359	15,509
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Bndes [Member] | One to two years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	20,478	20,678
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Bndes [Member] | Two to three years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	16,491	20,678
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Bndes [Member] | Three to four years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	12,131	16,668
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Bndes [Member] | Four to five years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	2,086	12,279
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Bndes [Member] | Over five years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 1,464	$ 3,610
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Banco Itau Brasil [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	12.17%		15.55%
Nominal Interest Rate	11.28%		15.19%
Amortization	Annually		Annually
Current, Maturity	$ 15,766			1,590
Non-current, Maturity	15,094			37,854
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Banco Itau Brasil [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	15,766
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Banco Itau Brasil [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				1,590
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Banco Itau Brasil [Member] | One to two years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 15,094			12,618
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Banco Itau Brasil [Member] | Two to three years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				12,618
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Banco Itau Brasil [Member] | Three to four years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				12,618
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Banco do Brasil [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.67%
Nominal Interest Rate	4.66%
Amortization	At Maturity
Current, Maturity	$ 27
Non-current, Maturity	$ 2,773
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Banco do Brasil [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	10.29%
Nominal Interest Rate	10.14%
Amortization	Annually
Current, Maturity	$ 46,075
Non-current, Maturity	22,640
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Banco do Brasil [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	27
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Banco do Brasil [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	795
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Banco do Brasil [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	45,280
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Banco do Brasil [Member] | One to two years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	22,640
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Banco do Brasil [Member] | Over five years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 2,773
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Banco do Nordeste [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.85%	7.85%
Nominal Interest Rate	7.70%	7.71%
Amortization	Monthly	Monthly
Current, Maturity	$ 6,438	$ 6,568
Non-current, Maturity	1,603	8,149
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Banco do Nordeste [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,630	1,679
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Banco do Nordeste [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	4,808	4,889
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Banco do Nordeste [Member] | One to two years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 1,603	6,519
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Banco do Nordeste [Member] | Two to three years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 1,630
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Banco Itau Brazil [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		15.55%
Nominal Interest Rate		15.19%
Amortization		Annually
Current, Maturity		$ 17,247
Non-current, Maturity		30,694
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Banco Itau Brazil [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		17,247
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Banco Itau Brazil [Member] | One to two years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		15,347
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Banco Itau Brazil [Member] | Two to three years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 15,347
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Banco do Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		4.44%
Nominal Interest Rate		4.44%
Amortization		Bi-Annually
Current, Maturity		$ 27
Non-current, Maturity		$ 2,778
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Banco do Brazil [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		14.81%	14.81%
Nominal Interest Rate		14.51%	14.51%
Amortization		Annually	Annually
Current, Maturity		$ 24,471		20,516
Non-current, Maturity		46,042		56,781
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Banco do Brazil [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		27
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Banco do Brazil [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		1,450
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Banco do Brazil [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		23,021		20,516
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Banco do Brazil [Member] | One to two years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		23,021		18,927
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Banco do Brazil [Member] | Two to three years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		23,021		18,927
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Banco do Brazil [Member] | Three to four years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				18,927
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Banco do Brazil [Member] | Over five years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 2,778
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Banco Santander [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.35%
Nominal Interest Rate	6.20%
Amortization	At Maturity
Current, Maturity	$ 15,500
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Banco Santander [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 15,500
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Banco de Interbank [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.83%
Nominal Interest Rate	5.71%
Amortization	At Maturity
Current, Maturity	$ 6,624
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Banco de Interbank [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 6,624
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Banco Continental [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.10%
Nominal Interest Rate	5.01%
Amortization	At Maturity
Current, Maturity	$ 4,659
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Banco Continental [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	29
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Banco Continental [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 4,630
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Banco Continental Two [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.10%
Nominal Interest Rate	5.01%
Amortization	At Maturity
Current, Maturity	$ 7,764
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Banco Continental Two [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	47
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Banco Continental Two [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 7,717
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Banco Continental Three [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.10%
Nominal Interest Rate	5.01%
Amortization	At Maturity
Current, Maturity	$ 7,442
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Banco Continental Three [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	35
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Banco Continental Three [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 7,407
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Banco Continental Four [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.10%
Nominal Interest Rate	5.01%
Amortization	At Maturity
Current, Maturity	$ 7,750
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Banco Continental Four [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	33
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru [Member] | Banco Continental Four [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 7,717
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bank of Tokyo [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		7.02%	7.02%
Nominal Interest Rate		6.90%	6.90%
Amortization		At Maturity	At Maturity
Current, Maturity		$ 43,395		197
Non-current, Maturity				40,929
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bank of Tokyo [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		207
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bank of Tokyo [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 43,189		197
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Bank of Tokyo [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				40,929
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Banco de Credito del Perú [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	1.90%
Nominal Interest Rate	1.88%
Amortization	At Maturity
Current, Maturity	$ 35,414
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Banco de Credito del Perú [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate			5.87%
Nominal Interest Rate			5.70%
Amortization			At Maturity
Current, Maturity				28,611
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Banco de Credito del Perú [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 35,414
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Banco de Credito del Perú [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				28,611
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | BBVA Colombia [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	9.43%	9.43%	9.43%
Nominal Interest Rate	9.21%	9.21%	9.21%
Amortization	At Maturity	At Maturity	At Maturity
Current, Maturity	$ 10,184	$ 10,180		4,914
Non-current, Maturity	50,246	59,801		66,115
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | BBVA Colombia [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	5,160	214		191
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | BBVA Colombia [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	5,024	9,967		4,723
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | BBVA Colombia [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	10,050	9,967		9,445
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | BBVA Colombia [Member] | Two to three years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,024	9,967		9,445
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | BBVA Colombia [Member] | Three to four years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	10,048	9,967		9,445
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | BBVA Colombia [Member] | Four to five years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	10,050	9,967		9,445
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | BBVA Colombia [Member] | Over five years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 15,074	$ 19,933		28,335
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Banco de Bogota [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	9.85%	9.46%	9.46%
Nominal Interest Rate	9.62%	9.24%	9.24%
Amortization	At Maturity	At Maturity	At Maturity
Current, Maturity	$ 3,622	$ 3,620		1,747
Non-current, Maturity	17,866	21,264		23,507
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Banco de Bogota [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,835	76		68
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Banco de Bogota [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,787	3,544		1,679
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Banco de Bogota [Member] | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	3,573	3,544		3,358
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Banco de Bogota [Member] | Two to three years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,787	3,544		3,358
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Banco de Bogota [Member] | Three to four years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	3,573	3,544		3,358
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Banco de Bogota [Member] | Four to five years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	3,573	3,544		3,358
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Banco de Bogota [Member] | Over five years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 5,360	$ 7,088		10,075
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | AV VILLAS [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate			6.06%
Nominal Interest Rate			5.93%
Amortization			At Maturity
Current, Maturity				15,544
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | AV VILLAS [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				15,544
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Citibank Colombia [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate			5.57%
Nominal Interest Rate			6.01%
Amortization			At Maturity
Current, Maturity				7,280
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Citibank Colombia [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				7,280
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | BBVA Colombia Two [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate			8.90%
Nominal Interest Rate			8.61%
Amortization			At Maturity
Current, Maturity				39,195
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | BBVA Colombia Two [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				510
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | BBVA Colombia Two [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				38,685
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Banco de Bogota Two [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate			6.84%
Nominal Interest Rate			6.66%
Amortization			At Maturity
Current, Maturity				18,660
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Banco de Bogota Two [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				18,660
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Banco de Credito del Peru Two [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate			5.93%
Nominal Interest Rate			5.76%
Amortization			At Maturity
Current, Maturity				19,023
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Banco de Credito del Peru Two [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				19,023
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Banco de Credito del Peru Three [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate			5.65%
Nominal Interest Rate			5.50%
Amortization			At Maturity
Current, Maturity				14,732
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Banco de Credito del Peru Three [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				14,732
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Banco Davivienda [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate			6.30%
Nominal Interest Rate			6.15%
Amortization			At Maturity
Current, Maturity				4,114
Emgesa S.A. E.S.P. [Member] | Colombia [Member] | Banco Davivienda [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				4,114
Enel Green Power Volta Grande [Member] | Brazil [Member] | BNP PARIBAS [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	3.24%
Nominal Interest Rate	3.22%
Amortization	At Maturity
Current, Maturity	$ 1,158
Non-current, Maturity	261,358
Enel Green Power Volta Grande [Member] | Brazil [Member] | BNP PARIBAS [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,158
Enel Green Power Volta Grande [Member] | Brazil [Member] | BNP PARIBAS [Member] | One to two years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 261,358
Celg Distribuicao SA [Member] | Brazil [Member] | Banco Daycoval (75272/2014) [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	14.99%
Nominal Interest Rate	13.59%
Amortization	Monthly
Current, Maturity	$ 1,303
Celg Distribuicao SA [Member] | Brazil [Member] | Banco Daycoval (75272/2014) [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	653
Celg Distribuicao SA [Member] | Brazil [Member] | Banco Daycoval (75272/2014) [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 650
Celg Distribuicao SA [Member] | Brazil [Member] | BCV - Banco de Crédito e Varejo (1310/2015) [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	15.86%
Nominal Interest Rate	12.91%
Amortization	Monthly
Current, Maturity	$ 2,369
Celg Distribuicao SA [Member] | Brazil [Member] | BCV - Banco de Crédito e Varejo (1310/2015) [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,782
Celg Distribuicao SA [Member] | Brazil [Member] | BCV - Banco de Crédito e Varejo (1310/2015) [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 587
Celg Distribuicao SA [Member] | Brazil [Member] | BCV - Banco de Crédito e Varejo (1360/2015) [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	15.86%
Nominal Interest Rate	12.91%
Amortization	Monthly
Current, Maturity	$ 8,764
Celg Distribuicao SA [Member] | Brazil [Member] | BCV - Banco de Crédito e Varejo (1360/2015) [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	5,263
Celg Distribuicao SA [Member] | Brazil [Member] | BCV - Banco de Crédito e Varejo (1360/2015) [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 3,501
Celg Distribuicao SA [Member] | Brazil [Member] | ITAÚ 4131 CELG [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.02%
Nominal Interest Rate	4.05%
Amortization	Bi-Annually
Current, Maturity	$ 1,533
Non-current, Maturity	75,513
Celg Distribuicao SA [Member] | Brazil [Member] | ITAÚ 4131 CELG [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,533
Celg Distribuicao SA [Member] | Brazil [Member] | ITAÚ 4131 CELG [Member] | Two to three years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 75,513
Celg Distribuicao SA [Member] | Brazil [Member] | ITAÚ 4131 CELG Two [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	3.67%
Nominal Interest Rate	4.02%
Amortization	Bi-Annually
Current, Maturity	$ 1,398
Non-current, Maturity	94,998
Celg Distribuicao SA [Member] | Brazil [Member] | ITAÚ 4131 CELG Two [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,398
Celg Distribuicao SA [Member] | Brazil [Member] | ITAÚ 4131 CELG Two [Member] | Two to three years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 94,998
CGTF Endesa Fortaleza [Member] | Brazil [Member] | Citibank Colombia [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	2.98%
Nominal Interest Rate	2.96%
Amortization	At Maturity
Current, Maturity	$ 399
Non-current, Maturity	60,328
CGTF Endesa Fortaleza [Member] | Brazil [Member] | Citibank Colombia [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	399
CGTF Endesa Fortaleza [Member] | Brazil [Member] | Citibank Colombia [Member] | Two to three years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 60,328
Enel Cien S.A. [Member] | Brazil [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		9.85%
Nominal Interest Rate		9.54%
Amortization		Monthly
Current, Maturity		$ 1,653
Non-current, Maturity		4,082
Enel Cien S.A. [Member] | Brazil [Member] | Bndes [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		428
Enel Cien S.A. [Member] | Brazil [Member] | Bndes [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		1,225
Enel Cien S.A. [Member] | Brazil [Member] | Bndes [Member] | One to two years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,633
Enel Cien S.A. [Member] | Brazil [Member] | Bndes [Member] | Two to three years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,633
Enel Cien S.A. [Member] | Brazil [Member] | Bndes [Member] | Three to four years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 816
Enel Generacion Peru S.A. [Member] | Peru [Member] | Bank of Nova Scotia [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		1.65%	1.65%
Nominal Interest Rate		1.62%	1.62%
Amortization		At Maturity	At Maturity
Current, Maturity		$ 21,987		36,076
Enel Generacion Peru S.A. [Member] | Peru [Member] | Bank of Nova Scotia [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				36,076
Enel Generacion Peru S.A. [Member] | Peru [Member] | Bank of Nova Scotia [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 21,987
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Santander [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.35%
Nominal Interest Rate		6.20%
Amortization		Quarterly
Current, Maturity		$ 51
Non-current, Maturity		14,872
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Santander [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		51
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Santander [Member] | One to two years [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 14,872
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco de Interbank [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.90%	6.90%
Nominal Interest Rate		6.73%	6.73%
Amortization		Quarterly	Quarterly
Current, Maturity		$ 3,015		41
Non-current, Maturity				2,934
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco de Interbank [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 3,015		41
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco de Interbank [Member] | One to two years [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				2,934
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Continental [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.10%	5.10%
Nominal Interest Rate		5.01%	5.01%
Amortization		Quarterly	Quarterly
Current, Maturity		$ 25		21
Non-current, Maturity		4,462		4,401
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Continental [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		25		21
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Continental [Member] | One to two years [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 4,462
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Continental [Member] | Two to three years [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				4,401
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Continental Two [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.10%	5.10%
Nominal Interest Rate		5.01%	5.01%
Amortization		Quarterly	Quarterly
Current, Maturity		$ 40		34
Non-current, Maturity		7,436		7,335
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Continental Two [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		40		34
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Continental Two [Member] | One to two years [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 7,436
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Continental Two [Member] | Two to three years [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				7,335
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Continental Three [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.10%	5.10%
Nominal Interest Rate		5.01%	5.01%
Amortization		Quarterly	Quarterly
Current, Maturity		$ 29		22
Non-current, Maturity		7,139		7,043
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Continental Three [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		29		22
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Continental Three [Member] | One to two years [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 7,139
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Continental Three [Member] | Two to three years [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				7,043
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Continental Four [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.10%	5.10%
Nominal Interest Rate		5.01%	5.01%
Amortization		Quarterly	Quarterly
Current, Maturity		$ 27		20
Non-current, Maturity		7,436		7,335
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Continental Four [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		27		20
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Continental Four [Member] | One to two years [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 7,436
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco Continental Four [Member] | Two to three years [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				7,335
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco de Interbank Two [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.83%	5.83%
Nominal Interest Rate		5.71%	5.71%
Amortization		Quarterly	Quarterly
Current, Maturity		$ 137		134
Non-current, Maturity		6,246		6,162
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco de Interbank Two [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		137		134
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco de Interbank Two [Member] | One to two years [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 6,246
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco de Interbank Two [Member] | Two to three years [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				6,162
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco de Interbank Three [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate			5.17%
Nominal Interest Rate			5.07%
Amortization			Quarterly
Current, Maturity				17,630
Enel Distribucion Peru S.A. [Member] | Peru [Member] | Banco de Interbank Three [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				17,630
Enel Generación Costanera S.A. [Member] | Argentina [Member] | Citibank [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		33.57%	33.57%
Nominal Interest Rate		30.00%	30.00%
Amortization		At Maturity	At Maturity
Current, Maturity		$ 444		1,200
Non-current, Maturity				537
Enel Generación Costanera S.A. [Member] | Argentina [Member] | Citibank [Member] | More than 90 Days [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 444		1,200
Enel Generación Costanera S.A. [Member] | Argentina [Member] | Citibank [Member] | One to two years [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				537
Enel Generación Costanera S.A. [Member] | Argentina [Member] | Banco Galicia [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		36.07%	36.07%
Nominal Interest Rate		32.00%	32.00%
Amortization		At Maturity	At Maturity
Current, Maturity		$ 301		1,006
Non-current, Maturity				365
Enel Generación Costanera S.A. [Member] | Argentina [Member] | Banco Galicia [Member] | More than 90 Days [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 301		1,006
Enel Generación Costanera S.A. [Member] | Argentina [Member] | Banco Galicia [Member] | One to two years [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				365
Enel Generación Costanera S.A. [Member] | Argentina [Member] | Banco Itau Argentina [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		38.61%	38.61%
Nominal Interest Rate		34.00%	34.00%
Amortization		At Maturity	At Maturity
Current, Maturity		$ 138		383
Non-current, Maturity				169
Enel Generación Costanera S.A. [Member] | Argentina [Member] | Banco Itau Argentina [Member] | More than 90 Days [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 138		383
Enel Generación Costanera S.A. [Member] | Argentina [Member] | Banco Itau Argentina [Member] | One to two years [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				169
Enel Generación Costanera S.A. [Member] | Argentina [Member] | Banco Santander Rio [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		33.57%	33.57%
Nominal Interest Rate		30.00%	30.00%
Amortization		At Maturity	At Maturity
Current, Maturity		$ 85		255
Non-current, Maturity				105
Enel Generación Costanera S.A. [Member] | Argentina [Member] | Banco Santander Rio [Member] | More than 90 Days [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 85		255
Enel Generación Costanera S.A. [Member] | Argentina [Member] | Banco Santander Rio [Member] | One to two years [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				105
Enel Generación Costanera S.A. [Member] | Argentina [Member] | Banco Supervielle [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		43.80%	43.80%
Nominal Interest Rate		38.00%	38.00%
Amortization		At Maturity	At Maturity
Current, Maturity		$ 134		365
Non-current, Maturity				163
Enel Generación Costanera S.A. [Member] | Argentina [Member] | Banco Supervielle [Member] | More than 90 Days [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 134		365
Enel Generación Costanera S.A. [Member] | Argentina [Member] | Banco Supervielle [Member] | One to two years [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				163
Enel Generación Costanera S.A. [Member] | Argentina [Member] | ICBC Argentina [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		34.81%	34.81%
Nominal Interest Rate		31.00%	31.00%
Amortization		At Maturity	At Maturity
Current, Maturity		$ 150		410
Non-current, Maturity				182
Enel Generación Costanera S.A. [Member] | Argentina [Member] | ICBC Argentina [Member] | More than 90 Days [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 150		410
Enel Generación Costanera S.A. [Member] | Argentina [Member] | ICBC Argentina [Member] | One to two years [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				182
Enel Generación Costanera S.A. [Member] | Argentina [Member] | Credit Suisse International [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate			14.84%
Nominal Interest Rate			13.92%
Amortization			Quarterly
Current, Maturity				1,713
Enel Generación Costanera S.A. [Member] | Argentina [Member] | Credit Suisse International [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				1,713
Edesur S.A. [Member] | Argentina [Member] | Banco Santander Rio [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate			45.20%
Nominal Interest Rate			37.88%
Amortization			Quarterly
Current, Maturity				625
Edesur S.A. [Member] | Argentina [Member] | Banco Santander Rio [Member] | Less than 90 Days [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				239
Edesur S.A. [Member] | Argentina [Member] | Banco Santander Rio [Member] | More than 90 Days [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				386
Edesur S.A. [Member] | Argentina [Member] | Banco Provincia de Buenos Aires [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate			35.36%
Nominal Interest Rate			30.67%
Amortization			Monthly
Current, Maturity				117
Edesur S.A. [Member] | Argentina [Member] | Banco Provincia de Buenos Aires [Member] | Less than 90 Days [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				117
Enel Argentina S.A. [Member] | Argentina [Member] | Citibank [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate			36.74%
Nominal Interest Rate			34.00%
Amortization			At Maturity
Current, Maturity				617
Enel Argentina S.A. [Member] | Argentina [Member] | Citibank [Member] | Less than 90 Days [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				617
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Banco Itau [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate			13.50%
Nominal Interest Rate			12.86%
Amortization			Quarterly
Current, Maturity				945
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Banco Itau [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				945
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Banco Macro [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate			43.63%
Nominal Interest Rate			38.45%
Amortization			At Maturity
Current, Maturity				1,577
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Banco Macro [Member] | Less than 90 Days [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				1,577
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Deutsche Bank [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate			13.50%
Nominal Interest Rate			12.86%
Amortization			Quarterly
Current, Maturity				1,889
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Deutsche Bank [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				1,889
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Standard Bank [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate			13.50%
Nominal Interest Rate			12.86%
Amortization			Quarterly
Current, Maturity				945
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Standard Bank [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				945
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Banco Santander - Sindicado IV [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate			34.58%
Nominal Interest Rate			30.81%
Amortization			Quarterly
Current, Maturity				923
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Banco Santander - Sindicado IV [Member] | Less than 90 Days [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				286
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Banco Santander - Sindicado IV [Member] | More than 90 Days [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				637
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Banco Itau- Sindicado IV [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate			34.58%
Nominal Interest Rate			30.81%
Amortization			Quarterly
Current, Maturity				842
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Banco Itau- Sindicado IV [Member] | Less than 90 Days [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				261
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Banco Itau- Sindicado IV [Member] | More than 90 Days [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				581
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Banco Galicia - Sindicado IV [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate			34.58%
Nominal Interest Rate			30.81%
Amortization			Quarterly
Current, Maturity				801
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Banco Galicia - Sindicado IV [Member] | Less than 90 Days [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				248
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Banco Galicia - Sindicado IV [Member] | More than 90 Days [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				553
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Banco Hipotecario - Sindicado IV [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate			34.58%
Nominal Interest Rate			30.81%
Amortization			Quarterly
Current, Maturity				281
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Banco Hipotecario - Sindicado IV [Member] | Less than 90 Days [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				87
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Banco Hipotecario - Sindicado IV [Member] | More than 90 Days [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				194
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Banco Ciudad -Sindicado IV [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate			34.58%
Nominal Interest Rate			30.81%
Amortization			Quarterly
Current, Maturity				120
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Banco Ciudad -Sindicado IV [Member] | Less than 90 Days [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				37
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Banco Ciudad -Sindicado IV [Member] | More than 90 Days [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				83
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | ICBC - Sindicado IV [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate			34.58%
Nominal Interest Rate			30.81%
Amortization			Quarterly
Current, Maturity				1,042
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | ICBC - Sindicado IV [Member] | Less than 90 Days [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				323
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | ICBC - Sindicado IV [Member] | More than 90 Days [Member] | Argentine peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				$ 719